Annual Fund Operating Expenses - Hartford Schroders ESG US Equity ETF - Hartford Schroders ESG US Equity ETF	Aug. 04, 2021
Operating Expenses:
Management fees	0.39%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.39%